SHARE CAPITAL DISCLOSURE (Details)	12 Months Ended
	Jan. 31, 2025 CAD ($) $ / shares	Jan. 31, 2025 CAD ($) shares	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 $ / shares shares	Jan. 31, 2023 CAD ($) shares	Jan. 31, 2022 $ / shares	Jan. 31, 2022 CAD ($) shares	May 23, 2024 shares	May 22, 2024 shares	Jan. 31, 2024 $ / shares	Jan. 31, 2024 CAD ($)	May 16, 2022 $ / shares
Number of issued and outstanding ordinary shares | shares								18,288,861	54,866,625
Shares issued for private placement, shares | shares					1,102,888
Shares issued for private placement		$ 460,700			$ 496,300
Amount of debt amount extinguished		629,093
Shares issued for exploration and evaluation assets, value		245,500	$ 0		0
Flow-through share premium liability	$ 60,000	60,000									$ 0
Share issuance expenses		54,166
Increase (decrease) through share-based payment transactions, equity		46,376			2,393
Issuance cost, cash finder's fee
Share issuance expenses		30,000			30,314
Issuance cost, regulatory fees
Share issuance expenses		5,350			3,987
Issuance cost, finders warrants
Share issuance expenses		$ 18,816			25,076
Point Piche Project
Shares issued for exploration and evaluation assets, shares | shares		1,100,000
Shares issued for exploration and evaluation assets, value		$ 88,000
Larder Lake Project
Shares issued for exploration and evaluation assets, shares | shares		2,250,000
Shares issued for exploration and evaluation assets, value		$ 157,500
Related party debts
Shares issued on conversion of debt, shares | shares		12,581,865
Notes to related parties reassigned to new directors and officers
Shares issued on conversion of debt, shares | shares		9,000,000
Amount of debt amount extinguished		$ 450,000
Owed to Da Costa Management Corp
Shares issued on conversion of debt, shares | shares		1,000,000
Amount of debt amount extinguished		$ 50,000
Owed to Fladgate Exploration
Amount of debt amount extinguished		$ 129,093
Non-related party debts
Shares issued on conversion of debt, shares | shares		150,000
Amount of debt amount extinguished		$ 7,500
First tranche of a private placement financing 2024
Shares issued for private placement, shares | shares		1,200,000
Shares issued for private placement		$ 60,000
Second and final tranche of a private placement financing 2024
Shares issued for private placement, shares | shares		550,000
Shares issued for private placement		$ 27,500
FT Units 2024
Shares issued for private placement, shares | shares		3,000,000
Shares issued for private placement		$ 300,000
Warrant reserve allocations	45,000	$ 45,000
NFT Units 2024
Shares issued for private placement, shares | shares		915,000
Shares issued for private placement		$ 73,200
Warrant reserve allocations	$ 13,725	$ 13,725
Exercise price, warrants | $ / shares	$ 0.12
2023 Offering
Exercise price, warrants | $ / shares				$ 1.8
Value per share | $ / shares												$ 0.45
Warrant share value | $ / shares										$ 0.015
November Offering 2024
Amount of debt amount extinguished					$ 35,000
Incentive stock options for directors, officers, and consultants
Options granted | shares		1,200,000
Options exercise price | $ / shares	$ 0.12
Increase (decrease) through share-based payment transactions, equity		$ 46,376
Incentive stock options for directors, officers, and consultants 2021
Options granted | shares							583,333
Options exercise price | $ / shares						$ 0.75
Increase (decrease) through share-based payment transactions, equity							$ 2,393
Options issued and exercisable | shares				16,666	16,666